UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT FUND, INC. - USAA VIRGINIA BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2004


[LOGO OF USAA]
   USAA(R)

                       USAA VIRGINIA BOND Fund

                                    [GRAPHIC OF VIRGINIA BOND FUND]

                      3rd Quarter Portfolio of Investments
--------------------------------------------------------------------------------
   DECEMBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              BAN    Bond Anticipation Notes

              ETM    Escrowed to final maturity

              GO     General Obligation

              IDA    Industrial Development Authority/Agency

              MFH    Multifamily Housing

              MLO    Municipal Lease Obligation

              RB     Revenue Bond

              PRE    Prerefunded to a date prior to maturity

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                          COUPON          FINAL         MARKET
    AMOUNT   SECURITY                                                                 RATE       MATURITY          VALUE
------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (95.2%)

             VIRGINIA (92.6%)
             Abingdon Town IDA Hospital RB,
   $ 3,305     Series 1998                                                            5.25%     7/01/2016       $  3,470
     1,360     Series 1998                                                            5.38      7/01/2028          1,394
     2,505   Alexandria IDA Educational Facilities RB,
               Series 1999                                                            5.88      1/01/2023          2,702
             Alexandria IDA RB,
     5,755     Series 2000A (INS)                                                     5.90     10/01/2020          6,564
    12,480     Series 2000A (INS)                                                     5.90     10/01/2030         14,156
     4,010   Arlington County Public Improvement Bonds GO,
               Series 2001                                                            5.00      2/01/2020          4,310
             Biotechnology Research Park Auth. RB (MLO),
     3,215     Series 2001                                                            5.00      9/01/2017          3,458
     8,065     Series 2001                                                            5.00      9/01/2021          8,482
     1,000   Bristol Utility Systems RB, Series 2001 (INS)(ETM)                       4.60      7/15/2012          1,087
     2,000   Chesapeake GO, Series 2003                                               5.00      6/01/2013          2,225
             Chesterfield County Health Center Commission Mortgage RB,
     1,500     Series 1996                                                            5.95     12/01/2026          1,582
    11,630     Series 1996                                                            6.00      6/01/2039         12,244
             College Building Auth. Educational Facilities RB,
     1,390     Series 2000 (Hampton Univ.)                                            5.80      4/01/2016          1,530
     1,000     Series 2000 (Hampton Univ.)                                            6.00      4/01/2020          1,108
     3,300     Series 2000A (INS)                                                     5.00      9/01/2017          3,558
     6,215     Series 2000A                                                           5.00      9/01/2019          6,658
     6,530     Series 2000A                                                           5.00      9/01/2020          6,977
     3,125     Series 2001A                                                           5.00      9/01/2017          3,375
     3,540     Series 2001A                                                           5.00      9/01/2018          3,816
     3,720     Series 2001A                                                           5.00      9/01/2019          4,001
     4,475     Series 2003A                                                           5.00      9/01/2013          4,984
             Commonwealth Transportation Board RB,
     1,600     Series 1997C (Route 58 Corridor)                                       5.13      5/15/2019          1,701
    11,340     Series 1999B (Route 58 Corridor)(PRE)                                  5.50      5/15/2020         12,782
     2,150     Series 1999B (Route 58 Corridor)(PRE)                                  5.50      5/15/2022          2,424
     2,395     Series 2001A (Northern Virginia)(PRE)                                  5.25      5/15/2016          2,694
     2,520     Series 2001A (Northern Virginia)(PRE)                                  5.25      5/15/2017          2,834
     2,655     Series 2001A (Northern Virginia)(PRE)                                  5.25      5/15/2018          2,986
     2,000     Series 2001A (Northern Virginia)(PRE)                                  5.25      5/15/2020          2,249
     4,390     Series 2001B (Route 58 Corridor)(PRE)                                  5.25      5/15/2017          4,938
     3,000     Series 2001B (Route 58 Corridor)(PRE)                                  5.25      5/15/2018          3,374
     3,000   Dinwiddie County IDA (MLO), Series B (INS)                               5.00      2/15/2034          3,085
     2,250   Emporia GO, Series 1995                                                  5.75      7/15/2015          2,318
     7,000   Fairfax County Economic Development Auth. RB, Series 2004 (INS)          5.00      4/01/2029          7,249
    15,180   Fairfax County INOVA Hospital IDA RB, Series 1996                        6.00      8/15/2026         16,239
     2,000   Fairfax County Redevelopment and Housing Auth. MFH RB, Series 1996A      6.00     12/15/2028          2,098
    11,000   Fairfax County Sewer RB, Series 1996 (INS)                               5.88      7/15/2028         11,827
             Fairfax County Water Auth. RB,
     4,750     Series 1992                                                            6.00      4/01/2022          5,186
     5,235     Series 2000                                                            5.63      4/01/2025          5,771
     1,000     Series 2000                                                            5.75      4/01/2030          1,115
    12,275   Fauquier County IDA Hospital RB, Series 2002 (INS)                       5.25     10/01/2025         13,034
     2,500   Front Royal & Warren County IDA Lease RB (MLO), Series B (INS)           5.00      4/01/2029          2,577
     8,750   Galax IDA Hospital RB, Series 1995 (INS)                                 5.75      9/01/2020          9,073

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                          COUPON          FINAL         MARKET
    AMOUNT   SECURITY                                                                 RATE       MATURITY          VALUE
------------------------------------------------------------------------------------------------------------------------
             Hampton Convention Center RB,
   $ 2,980     Series 2002 (INS)                                                      5.25%     1/15/2018       $  3,248
     9,030     Series 2002A (INS)                                                     5.25      1/15/2023          9,712
     1,255   Hampton Redevelopment and Housing Auth. RB, Series 1996A                 6.00      1/20/2026          1,306
    12,185   Hanover County IDA Bon Secours Health System Hospital RB,
               Series 1995 (INS)                                                      6.38      8/15/2018         14,724
     9,750   Henrico County Economic Development Auth. RB,
               Bon Secours Health System, Series 2002A                                5.60     11/15/2030         10,226
             Henrico County IDA Residential and Healthcare Facility RB,
     1,025     Series 1997                                                            6.10      7/01/2020          1,032
     2,070     Series 1997                                                            6.15      7/01/2026          2,081
     2,500   Henry County IDA Hospital RB, Series 1997 (PRE)                          6.00      1/01/2027          2,705
     3,960   Housing Development Auth. Commonwealth Mortgage Bonds,
               Series 2001J, Subseries J-1 (INS)                                      5.20      7/01/2019          4,049
     3,500   Isle of Wight County IDA RB, Series 2000A                                5.85      1/01/2018          3,779
     1,000   King George County IDA Lease RB (MLO)(INS)                               5.00      3/01/2032          1,026
     2,000   Loudoun County GO, Series 2002A                                          5.25      5/01/2022          2,192
     2,000   Loudoun County IDA Hospital RB, Series 1995 (INS)                        5.80      6/01/2026          2,064
             Loudoun County IDA Public Safety Facility Lease RB (MLO),
     4,460     Series 2003A (INS)                                                     5.25     12/15/2016          4,964
     1,740     Series 2003A (INS)                                                     5.25     12/15/2018          1,922
     1,835     Series 2003A (INS)                                                     5.25     12/15/2019          2,021
       900     Series 2003A (INS)                                                     5.25     12/15/2020            987
     1,040     Series 2003A (INS)                                                     5.25     12/15/2021          1,137
     1,545   Lynchburg GO Public Improvement BAN, Series 2000                         5.75      6/01/2030          1,724
             Metropolitan Washington Airports Auth. RB,
     7,000     Series 1997A (INS)                                                     5.38     10/01/2023          7,456
     2,505     Series 2003B (INS)                                                     5.25     10/01/2017          2,749
     1,690     Series 2003B (INS)                                                     5.25     10/01/2018          1,848
     2,000     Series 2003B (INS)                                                     5.25     10/01/2019          2,188
             Montgomery County IDA RB (MLO),
     2,440     Series 2000B (INS)                                                     5.50      1/15/2022          2,725
     2,450     Series 2001 (INS)                                                      5.25      1/15/2015          2,706
     1,065     Series 2001 (INS)                                                      5.25      1/15/2019          1,160
             Newport News GO,
     3,170     Series 2000A (PRE)                                                     5.75      5/01/2018          3,671
     6,750     Series 2000A (PRE)                                                     5.75      5/01/2020          7,817
     1,850   Norfolk Redevelopment and Housing Auth. RB (MLO), Series 1999            5.50     11/01/2019          2,073
             Prince William County IDA Educational Facilities RB,
     1,695     Series 2003                                                            5.00     10/01/2018          1,731
     3,985     Series 2003                                                            5.38     10/01/2023          4,135
     7,500     Series 2003                                                            5.50     10/01/2033          7,719
             Prince William County IDA Potomac Hospital RB,
     2,500     Series 1995 (PRE)                                                      6.85     10/01/2025          2,639
     1,210     Series 2003                                                            5.50     10/01/2017          1,333
     1,350     Series 2003                                                            5.50     10/01/2019          1,475
     4,000   Prince William County Service Auth. Water RB, Series 1999 (INS)          5.60      7/01/2024          4,430
             Public School Auth. Financing GO,
     4,645     Series 1999B                                                           6.00      8/01/2019          5,350
    10,585     Series 2000A                                                           5.50      8/01/2020         11,743
     3,905     Series 2000B                                                           5.00      8/01/2018          4,201
     6,300     Series 2000B                                                           5.00      8/01/2019          6,761
     3,220     Series 2001A                                                           5.00      8/01/2018          3,450
     7,170     Series 2001B                                                           5.00      8/01/2015          7,781
     7,255     Series 2001B                                                           5.00      8/01/2016          7,829

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                          COUPON          FINAL         MARKET
    AMOUNT   SECURITY                                                                 RATE       MATURITY          VALUE
------------------------------------------------------------------------------------------------------------------------
             Resources Auth. Clean Water RB,
   $ 1,790     Series 1999                                                            5.63%    10/01/2022       $  1,997
     6,700     Series 2000                                                            5.38     10/01/2021          7,371
             Resources Auth. Infrastructure RB,
     1,265     Series 2001A (Pooled Water Loan)                                       5.00      5/01/2019          1,351
     2,300     Series 2002A                                                           5.25      5/01/2015          2,520
             Resources Auth. Water and Sewer RB,
     7,210     Series 1996A (Suffolk)                                                 5.63      4/01/2027          7,740
     1,620     Series 1997 (Botetourt)                                                5.30     11/01/2022          1,746
             Resources Auth. Water System RB, Gloucester,
     1,455     Series 2002                                                            5.00      4/01/2014          1,610
     1,520     Series 2002                                                            5.00      4/01/2015          1,672
     1,600     Series 2002                                                            5.00      4/01/2016          1,749
     1,670     Series 2002                                                            5.00      4/01/2017          1,818
     1,255     Series 2002                                                            5.00      4/01/2018          1,361
             Richmond Convention Center Auth. RB,
     6,295     Series 2000                                                            6.13      6/15/2020          7,085
    14,750     Series 2000                                                            6.13      6/15/2025         16,600
     7,840   Richmond GO, Series 1999A (INS)                                          5.13      1/15/2024          8,345
     1,000   Virginia Beach Development Auth. Residential and
               Health Care Facility RB, Series 1997                                   6.15      7/01/2027          1,042
     7,610   Virginia Beach GO, Series 2000 (PRE)                                     5.50      3/01/2020          8,645
     1,250   Virginia Beach Public Improvement Bonds GO, Series 2001 (PRE)            5.00      6/01/2018          1,398
    10,395   Virginia Beach Water and Sewer System RB, Series 2000                    5.50      8/01/2025         11,314

             PUERTO RICO (2.6%)
             Commonwealth GO,
     5,000     Series 2003A                                                           5.25      7/01/2021          5,365
     1,565     Series 2003A                                                           5.25      7/01/2022          1,676
     1,315   Commonwealth Highway and Transportation Auth. RB,
               Series 2003G (INS)                                                     5.25      7/01/2021          1,449
             Housing Finance Auth. Capital Fund Program RB,
     2,000     Series 2003                                                            5.00     12/01/2018          2,139
     2,560     Series 2003                                                            5.00     12/01/2019          2,727
                                                                                                                --------
             Total fixed-rate instruments (cost: $450,083)                                                       487,824
                                                                                                                --------

             PUT BOND (1.2%)

             PUERTO RICO
     5,500   Commonwealth GO, Series 2004A (cost: $5,780)                             5.00      7/01/2030          5,916


             VARIABLE-RATE DEMAND NOTES (2.3%)

             VIRGINIA
     1,700   Loudoun County IDA RB, Series 2003A                                      2.17      2/15/2038          1,700
     8,325   Peninsula Ports Auth. Coal Terminal RB, Series 1987D
               (LOC - U.S. Bank, N.A.)                                                2.17      7/01/2016          8,325
     2,000   Richmond IDA RB, Series 2001 (LOC - SunTrust Bank)                       2.16     12/01/2031          2,000
                                                                                                                --------
             Total variable-rate demand notes (cost: $12,025)                                                     12,025
                                                                                                                --------

             TOTAL INVESTMENTS (COST: $467,888)                                                                 $505,765
                                                                                                                ========

 N O T E S
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           to Portfolio of INVESTMENTS

USAA VIRGINIA BOND FUND
DECEMBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the
          Fund).

          A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

          B. As of December 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2004, were $37,877,000 and $0, respectively, resulting in net unrealized appreciation of $37,877,000.

          C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $512,394,000 at December 31, 2004, and, in total, may not equal 100%.

6

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

            DIRECTORS    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48464-0205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    FEBRUARY 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.